Net financial income (loss) - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of financial instruments by type of interest rate [line items]
Payment of interest		€ (4,676)		€ 4,434	€ 847
Net foreign exchange loss		1,697		176	602
Proceeds from issuing shares	€ 113,300	72,000	$ 113.3
EIB fixed rate loan
Disclosure of financial instruments by type of interest rate [line items]
Accumulated variable interest expense accrual		4,800
Interest expense on borrowings		1,700		€ 4,400	€ 730
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Interest expense on borrowings		€ 1,700